Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Components of Operating Expenses
The components of operating expenses include the following:

	Year ended December 31,

	2019	2018
Salaries, commissions and allowances (1)	2,431	2,505
Share-based payments	56	48
Post-employment benefits	130	143
Total staff costs	2,617	2,696
Goods and services (2)	1,411	1,038
Content	265	240
Telecommunications	48	43
Facilities	72	119
Fair value adjustments (3)	-	(5)
Total operating expenses	4,413	4,131
(1) Salaries, commissions and allowances includes $129 million of severance costs, which included $117 million of restructuring charges (2018 - $135 million of severance costs, which included $127 million of restructuring charges
).
S
ee note 23.
(2) Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.
(3) Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.